UNEARNED INCOME FROM FINANCIAL GUARANTEE SERVICES (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Deferred Revenue Disclosure [Abstract]
Unearned income from guarantee services	$ 423,801	$ 3,659,062